Share Capital and Dividends (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Transaction Activity Related to Class of Shares

The transaction activity related to the Class A and AA shares of Old Alithya for the period from April 1, 2018 to October 31, 2018 is summarized as follows:

As at	October 31, 2018
	Class A		Class AA
	Number of shares	$	Number of shares	$
Beginning balance (Old Alithya balance)	12,009,378	30,948	7,100,369	3,206
Issued in relation to dividends and employee compensation	455,378	2,051	68,615	309
Issued for private placement (Note 3)	11,736,055	50,761	-	-
Redeemed	(95,970)	(252)	-	-
Share-based compensation on shares vested during the period, issued on business acquisitions	-	807	-	-
Ending balance	24,104,841	84,315	7,168,984	3,515

The transaction activity related to the Class A and AA shares of Old Alithya for the period from April 1, 2017 to March 31, 2018 is summarized as follows:

As at	March 31, 2018
	Class A		Class AA
	Number of shares	$	Number of shares	$
Beginning balance	8,778,472	20,715	7,064,877	3,072
Issued	1,493,666	2,742	-	-
Redeemed	(143,845)	(576)	-	-
Converted into Class AA	(35,492)	(134)	35,492	134
Converted into Class J	1,916,577	5,500	-	-
Share based compensation on shares vested during the year, issued on business acquisitions	-	2,701	-	-
Ending balance	12,009,378	30,948	7,100,369	3,206

The transaction activity related to the Subordinate Voting Shares and Multiple Voting Shares of the Company for the period November 2, 2018 to March 31, 2019 is summarized as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance (New Alithya balance after conversion)	48,404,753	182,776	7,168,984	3,515
Share-based compensation on shares vested during the period, issued on business acquisitions	-	268	-	-
Exercise of stock options	91,739	302	-	-
Ending balance	48,496,492	183,346	7,168,984	3,515

Summary of Shares Converted After Acquisition

On November 1, 2018, all the issued and outstanding shares of Old Alithya were cancelled and automatically exchanged on a one for one basis into Subordinate Voting Shares and Multiple Voting Shares of the Company summarized as follows:

	Subordinated Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Class A	24,104,841	84,315	-	-
Class A-CRCD	1,773,212	5,250	-	-
Class A-IQ	1,637,204	4,847	-	-
Alithya AA	-	-	7,168,984	3,515
Alithya J	1,742,342	5,000	-	-
Alithya K	1,182,164	3,500	-	-
Alithya L	506,642	1,500	-	-
Ending balance before business acquisition	30,946,405	104,412	7,168,984	3,515
Subordinate Voting Shares issued on business acquisition (note 3)	17,458,348	78,364	-	-
Ending balance	48,404,753	182,776	7,168,984	3,515

Summary of Issued Share Capital

As at March 31, 2019 and 2018, the issued share capital of the Company and Old Alithya, respectively, is as follows:

As at	March 31, 2019		March 31, 2018
Share class	Number of shares	$	Number of shares	$
Subordinated Voting Shares	48,496,492	183,346	-	-
Multiple Voting Shares	7,168,984	3,515	-	-
Class A	-	-	12,009,378	30,948
Class A-CRCD	-	-	1,773,212	5,250
Class A-IQ	-	-	1,637,204	4,847
Class AA	-	-	7,100,369	3,206
Class J	-	-	1,742,342	5,000
Class K	-	-	1,182,164	3,500
Class L	-	-	506,642	1,500
Ending balance	55,665,476	186,861	25,951,311	54,251

In addition, during the year ended March 31, 2019, the following share-based compensation was recognized:

•

As part of a business acquisition of (ADT), Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2019 was $815,000.

•

As part of a business acquisition (Pro2p), Class A shares previously issued to employees as share-based compensation on the acquisition date vested during the period. The value of the vested shares for the year ended March 31, 2019 was $260,000.

Summary of Dividends Declared

Old Alithya declared the following dividends during the year:

Year ended	March 31,
	2019	2018	2017
Class J	1,864	-	-
Class K	467	-	-
Class L	200	-	-
Class B	-	-	110
Class H	-	-	79
Class I	-	-	16
Total	2,531	-	205

Summary of Option Activity

11.	Share Capital and Dividends (CONT’D)

The following table presents information concerning stock option activity for the respective years:

Period ended	March 31, 2019		March 31, 2018		March 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Beginning balance	1,296,660	2.66	1,040,160	2.36	833,660	2.16
Granted	680,000	4.48	314,000	3.80	301,500	3.00
Deemed issuance of replacement stock options on business acquisition (note 3)	910,461	5.17	-	-	-	-
Forfeited	(170,946)	5.82	(55,000)	3.12	(75,000)	2.78
Expired	(894)	2.66	-	-	-	-
Exercised	(91,739)	2.66	(2,500)	2.21	(20,000)	1.92
Ending balance	2,623,542	3.80	1,296,660	2.66	1,040,160	2.36
Ending balance - exercisable	1,478,542	3.60	788,160	2.15	680,660	2.04

Schedule of Share Options Outstanding and Exercisable

The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2019		March 31, 2018		March 31, 2017
Exercise price (CAD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.90	363,160	3.45	363,160	4.50	363,160	5.50
1.92	100,000	3.00	100,000	4.50	100,000	5.50
2.21	115,000	5.03	115,000	6.00	117,500	7.00
2.46	100,000	4.00	100,000	5.00	100,000	6.00
2.87	120,000	6.09	120,000	7.00	132,500	8.00
2.96	188,500	7.01	192,000	8.00	223,000	9.00
3.29	4,000	7.67	4,000	8.70	4,000	9.70
3.80	262,500	8.16	302,500	9.16	-	-
3.90	20,000	9.89	-	-	-	-
4.50	660,000	9.59	-	-	-	-
	1,933,160	6.87	1,296,660	6.52	1,040,160	6.80

As at	March 31, 2019
Exercise price range (USD)	Number of options	Weighted average remaining exercise period – in years
$
2.26 to 3.20	259,266	0.58
3.86 to 4.45	44,096	2.81
4.59 to 4.85	198,834	2.12
4.90 to 5.45	188,186	3.39
	690,382	1.93

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted

The number of Alithya stock options granted to employees during the year, the related compensation expense recorded, and the assumptions used to determine share-based compensation expense, using the Black-Scholes stock option pricing model, were as follows:

Year ended	March 31,
	2019	2018	2017
Compensation expense related to the options granted	141	289	249
Number of stock options granted	680,000	314,000	301,500
Weighted average fair value of options granted	$1.54	$1.50	$1.21
Aggregate fair value of options granted	1,045	470	365
Weighted average assumptions
Share price	$4.48	$3.80	$2.96
Exercise price	$4.48	$3.80	$2.96
Risk-free interest rate	2.42%	1.07%	0.90%
Expected volatility*	30%	35%	37%
Dividend yield	-	-	-
Expected option life (years)	6.1	7.5	7.5
Vesting conditions – time (years)	3.25	3.00	3.00

Summary of Share based Compensation

Total share-based compensation expense for the years ended March 31, 2019, 2018 and 2017 are summarized as follows:

Year ended	March 31,
	2019	2018	2017
	$	$	$
Stock option plan	372	289	249
Share purchase plan – employer contribution	593	439	267
Share-based compensation on shares vested during the period, issued on business acquisitions	1,075	2,701	-
Deferred share units	209	-	-
Accrued management bonuses and other compensation	-	734	-
Shares issued to certain directors as settlement of services rendered	-	-	651
	2,249	4,163	1,167